Reserves (Details)																12 Months Ended
	Jun. 27, 2024 Options $ / shares	May 21, 2024 Options	Apr. 22, 2024 Options	Apr. 15, 2024 Options $ / shares	Feb. 02, 2024 Options $ / shares	Jan. 08, 2024 Options $ / shares	Dec. 21, 2023 Options $ / shares	Sep. 11, 2023 Options	Apr. 03, 2023 Options	Jan. 31, 2023 Options	Dec. 14, 2022 Options	Jun. 06, 2022 Options	Jan. 04, 2022 Options	Dec. 08, 2021 Options $ / shares	Nov. 24, 2020 $ / shares shares	Jun. 30, 2024 shares	Jun. 27, 2024 Options $ / shares	Sep. 18, 2020 $ / shares
Reserves [Line Items]
Expired term	Mar. 13, 2029					Aug. 31, 2026
Option shares	62,500,000					457,142,830	8,000,000										62,500,000
Fair value per option (in Dollars per share) | $ / shares	$ 0.0037			$ 0.01	$ 0.007	$ 0.01	$ 0.005
Exercisable per share | $ / shares						$ 0.01
Options forfeited								500,000					14,000,000
Options expired										700,000	12,450,000
Options exercised			7,097,419
Reserve of ordinary shares (in Shares) | shares																600
Options for fully paid ordinary shares/warrants [Member]
Reserves [Line Items]
Expired term						Aug. 31, 2024
Option shares	26,500,000					1,371,428,567											26,500,000
Fair value per option (in Dollars per share) | $ / shares	$ 0.0037				0.002	$ 0.007
Exercisable per share | $ / shares	$ 0.004					$ 0.007
Options expired										700,000		7,000,000
Short Free Attaching Options [Member]
Reserves [Line Items]
Option shares				285,087,725
Ads Plan 2018 [Member]
Reserves [Line Items]
Expired term														Nov. 29, 2026
Option shares	120,000,000													13,900,000			120,000,000
Exercisable per share | (per share)	$ 0.0046													$ 0.0238			$ 0.0031
Asx Plan 2004 [Member]
Reserves [Line Items]
Expired term							Dec. 19, 2026							Nov. 29, 2026
Option shares														19,250,000
Fair value per option (in Dollars per share) | $ / shares														$ 0.021
Exercisable per share | $ / shares														0.0375
Directors and Employees [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves [Line Items]
Number of free-attaching options issued (in Shares) | shares															674,694,939
Expired term															Nov. 23, 2023
Chief Executive Office [Memebr]
Reserves [Line Items]
Fair value per option (in Dollars per share) | $ / shares														$ 0.021
Exercisable per share | $ / shares					$ 0.002
Consultant [Member]
Reserves [Line Items]
Expired term														Jul. 31, 2024
Option shares														12,000,000
Fair value per option (in Dollars per share) | $ / shares														$ 0.027
Exercisable per share | $ / shares														$ 0.07
Non-Executive Directors [Member]
Reserves [Line Items]
Options forfeited													14,000,000
Employee [Member]
Reserves [Line Items]
Exercisable per share | (per share)	$ 0.0044																$ 0.003
Employee [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves [Line Items]
Options forfeited		5,000,000							1,500,000
Directors [Member]
Reserves [Line Items]
Fair value per option (in Dollars per share) | $ / shares																		$ 0.004
Exercisable per share | $ / shares							$ 0.0105
Free Attaching Option [Member]
Reserves [Line Items]
Option shares				285,087,715	571,428,556	1,371,418,567
Free Attaching Option [Member] | August 31 2026 [Member]
Reserves [Line Items]
Option shares					190,476,123	457,142,830
Long Dated Options [Member]
Reserves [Line Items]
Option shares					190,476,123
Short Dated Options [Member]
Reserves [Line Items]
Expired term					Aug. 31, 2024
Option shares					571,428,556
Exercisable per share | $ / shares					$ 0.007
Short Free Attaching Options [Member]
Reserves [Line Items]
Expired term				Aug. 31, 2024
Exercisable per share | $ / shares				$ 0.01
Share options [member]
Reserves [Line Items]
Expired term					Aug. 31, 2026
Warrant reserve [member] | Directors and Employees [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves [Line Items]
Exercise price (in Dollars per share) | $ / shares															$ 0.07